Debt and standby letters of credit facilities	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt and standby letters of credit facilities
Debt and standby letters of credit facilities
Sirius Group's debt outstanding as of December 31, 2019 and 2018 consisted of the following:

(Millions)	December 31, 2019	Effective rate (1)	December 31, 2018	Effective rate (1)
2017 SEK Subordinated Notes, at face value	$295.0	4.0%	$307.6	3.8%
Unamortized issuance costs	(3.8)		(4.0)
2017 SEK Subordinated Notes, carrying value	291.2		303.6
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.3)		(2.6)
Unamortized issuance costs	(3.7)		(4.2)
2016 SIG Senior Notes, carrying value	394.0		393.2
Total debt	$685.2		$696.8
(1)Effective rate considers the effect of the debt issuance costs.
A schedule of contractual repayments of Sirius Group's debt as of December 31, 2019 follows:

(Millions)	December 31, 2019
Due in one year or less	$—
Due in one to three years	—
Due in three to five years	—
Due after five years	695.0
Total	$695.0

2017 SEK Subordinated Notes
On September 22, 2017, Sirius Group issued floating rate callable subordinated notes denominated in Swedish kronor ("SEK") in the amount of SEK 2,750.0 million (or $346.1 million on date of issuance) at a 100% issue price ("2017 SEK Subordinated Notes"). The 2017 SEK Subordinated Notes were issued in an offering that was exempt from the registration requirements of the Securities Act of 1933. The 2017 SEK Subordinated Notes bear interest on their principal amount at a floating rate equal to the applicable Stockholm Interbank Offered Rate ("STIBOR") for the relevant interest period plus an applicable margin, payable quarterly in arrears on March 22, June 22, September 22, and December 22 in each year commencing on December 22, 2017, until maturity in September 2047.
Beginning on September 22, 2022, the 2017 SEK Subordinated Notes may be redeemed, in whole or in part, at Sirius Group's option. In addition, within 90 days following the occurrence of a Specified Event (as defined below), the 2017 SEK Subordinated Notes may be redeemed, in whole but not in part, at Sirius Group's option. "Specified Event" means (a) an "Additional Amounts Event" in connection with a change in laws, rules or regulations as a result of which Sirius Group is obligated to pay additional amounts on the notes in respect of any withholding or deduction for taxes, (b) a "Tax Event" in connection with a change in laws, rules or regulations as a result of which interest on the notes is no longer fully deductible by Sirius Group for income tax purposes in the applicable jurisdiction (to the extent that such interest was so deductible as of the time of such Tax Event), (c) a "Rating Methodology Event" in connection with a change in, or clarification to, the rating methodology of Standard & Poor's or Fitch that results in a materially unfavorable capital treatment of the notes, or (d) a "Regulatory Event" in connection with a change in, or clarification to, applicable supervisory regulations that results in the notes no longer qualifying as Tier 2 Capital.
Sirius Group incurred $4.6 million in expenses related to the issuance of the 2017 SEK Subordinated Notes (including SEK 27.5 million, or $3.5 million, in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2017 SEK Subordinated Notes.
A portion of the proceeds were used to fully redeem the outstanding $250.0 million Sirius International Group, Ltd. Preference Shares. (See Note 15).
Taking into effect the amortization of all underwriting and issuance expenses, and applicable STIBOR, the 2017 SEK Subordinated Notes yielded an effective rate of approximately 4.0% and 3.8% for the years ended December 31, 2019 and 2018, respectively. Sirius Group recorded $11.9 million, $11.7 million and $3.3 million of interest expense, inclusive of amortization of issuance costs, on the 2017 SEK Subordinated Notes for the years ended December 31, 2019, 2018, and 2017, respectively.
2016 SIG Senior Notes
On November 1, 2016, Sirius Group issued $400.0 million face value of senior unsecured notes ("2016 SIG Senior Notes") at an issue price of 99.209% for net proceeds of $392.4 million after taking into effect both deferrable and non-deferrable issuance costs. The SIG Senior Notes were issued in an offering that was exempt from the registration requirements of the Securities Act of 1933. The 2016 SIG Senior Notes bear an annual interest rate of 4.6%, payable semi-annually in arrears on May 1 and November 1, in each year commencing on May 1, 2017, until maturity in November 2026.
Sirius Group incurred $5.1 million in expenses related to the issuance of the 2016 SIG Senior Notes (including $3.4 million in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2016 SIG Senior Notes.
Taking into effect the amortization of the original issue discount and all underwriting and issuance expenses, the 2016 SIG Senior Notes yield an effective rate of approximately 4.7% per annum. Sirius Group recorded $19.1 million of interest expense, inclusive of amortization of issuance costs on the 2016 SIG Senior Notes for each the years ended December 31, 2019, 2018, and 2017.
Old Lyme Note
On April 25, 2017, Sirius Group made a payment of $3.8 million to retire the Old Lyme Note that was originally issued as part of the acquisition of the runoff loss reserve portfolio of Old Lyme Insurance Company Ltd. As part of the acquisition in 2011, Sirius Group entered into a five-year $2.1 million note that was subject to upward adjustments for favorable loss reserve development (up to 50.0% of $6.0 million) and downward adjustments for any adverse loss reserve development. From inception, Sirius Group had favorable loss reserve development of $3.4 million on the Old Lyme loss reserve position that resulted in an increase of $1.7 million on the Old Lyme Note.
Standby Letter of Credit Facilities
On November 6, 2019, Sirius International agreed to renew two standby letter of credit facility agreements totaling $125 million to provide capital support for Lloyd's Syndicate 1945. The first letter of credit is a $90 million facility with Nordea Bank Abp, London Branch, which is issued on an unsecured basis. The second letter of credit is a $35 million facility with DNB Bank ASA, Sweden Branch, $25 million of which is issued on an unsecured basis. Each facility is renewable annually. The above referenced facilities are subject to various affirmative, negative and financial covenants that the Company considers to be customary for such borrowings, including certain minimum net worth and maximum debt to capitalization standards.
Sirius International has other secured letter of credit and trust arrangements with various financial institutions to support its insurance operations. As of December 31, 2019 and 2018, respectively, these secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust of SEK 3.4 billion and SEK 2.9 billion, or $363.3 million and $321.3 million (based on the December 31, 2019 and December 31, 2018 SEK to USD exchange rates). As of December 31, 2019 and 2018, respectively, Sirius America's trust arrangements were collateralized by pledged assets and assets in trust of $57.7 million and $56.2 million. As of December 31, 2019 and 2018, respectively, Sirius Bermuda Insurance Company's ("Sirius Bermuda") trust arrangements were collateralized by pledged assets and assets in trust of $784.0 million and $319.7 million.
Revolving Credit Facility
In February 2018, Sirius Group, through its indirectly wholly-owned subsidiary Sirius International Group, Ltd., entered into a three-year,$300 million senior unsecured revolving credit facility (the "Facility"). The Facility provides access to loans for working capital and general corporate purposes, and letters of credit to support obligations under insurance and reinsurance agreements and retrocessional agreements. The Facility is subject to various affirmative, negative and financial covenants that Sirius Group considers to be customary for such borrowings, including certain minimum net worth, maximum debt to capitalization and financial strength rating standards. As of December 31, 2019, there were no outstanding borrowings under the Facility.
Debt and Standby Letter of Credit Facility Covenants
As of December 31, 2019, Sirius Group was in compliance with all of the covenants under the 2017 SEK Subordinated Notes, the 2016 SIG Senior Notes, the Nordea Bank Finland Abp, London Branch facility, and the DNB Bank ASA, Sweden Branch facility. In addition, as of December 31, 2019, Sirius Group was in compliance with all of the covenants under the Facility.
Interest
Total interest expense incurred by Sirius Group for its indebtedness was $31.0 million , $30.8 million, and $22.4 million in 2019, 2018, and 2017. Total interest paid by Sirius Group for its indebtedness was $29.9 million, $30.0 million, and $22.0 million in 2019, 2018, and 2017, respectively.